Unaudited Condensed Consolidated Statements of Operations - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
General and administrative expenses	$ 8,000	$ 2,272,238	$ 275,332	$ 2,761,917	$ 809,556	$ 1,367,321
General and administrative expenses — related party		30,000	30,000	90,000	80,000	110,000
Loss from operations	(8,000)	(2,302,238)	(305,332)	(2,851,917)	(889,556)	(1,477,321)
Other income (expenses):
Change in fair value of derivative warrant liabilities		1,159,920	967,500	6,104,920	6,127,500	9,997,500
Gain from settlement of deferred underwriting commissions		6,256,250	0	6,256,250	0
Offering costs associated with derivative warrant liabilities					(575,330)	(575,330)
Income from investments held in Trust Account		1,108,635	8,193	1,323,982	16,920	28,452
Net income	$ (8,000)	$ 6,222,567	$ 670,361	$ 10,833,235	$ 4,679,534	$ 7,973,301
Class A Ordinary Shares
Other income (expenses):
Weighted average shares outstanding of ordinary share, basic (in Shares)		32,500,000	32,500,000	32,500,000	26,666,667	28,136,986
Weighted Average Number of Shares Outstanding, Diluted		32,500,000	32,500,000	32,500,000	26,666,667
Basic net income per share (in Dollars per share)		$ 0.15	$ 0.02	$ 0.27	$ 0.13	$ 0.22
Diluted net income per share, Class B ordinary share (in Dollars per share)	$ 0					$ 0.22
Class B Ordinary Shares
Other income (expenses):
Weighted average shares outstanding of ordinary share, basic (in Shares)	7,500,000	8,125,000	8,125,000	8,125,000	8,012,821	8,041,096
Basic net income per share (in Dollars per share)	$ 0	$ 0.15	$ 0.02	$ 0.27	$ 0.13	$ 0.22
Weighted average shares outstanding of Class B ordinary share (in Shares)	7,500,000	8,125,000	8,125,000	8,125,000	8,125,000	8,125,000
Diluted net income per share, Class B ordinary share (in Dollars per share)		$ 0.15	$ 0.02	$ 0.27	$ 0.13	$ 0.22